NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2019
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

5.           NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

New accounting standard not yet adopted

There are no IFRS standards or International Financial Reporting Interpretations Committee interpretations that are not yet effective or early adopted that are expected to have a material impact on the Company.